Long-Term Debt - Schedule of Credit Facilities (Details) - CAD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Line of Credit Facility [Line Items]
Total credit facilities	$ 5,863	$ 5,590
Credit facilities utilized:
Short-term borrowings	(25)	(512)
Long-term debt (including current portion)	(24,698)	(22,320)
Letters of credit outstanding	(136)	(114)
Credit facilities unutilized	4,793	4,324
Current installments of long-term debt	990	690
Credit facility
Credit facilities utilized:
Long-term debt (including current portion)	$ (909)	$ (640)
Long-term debt (including current portion), weighted average interest rate (percent)	1.10%	2.40%
Current installments of long-term debt	$ 371	$ 252
Credit facility
Credit facilities utilized:
Short-term borrowings	$ (25)	$ (512)
Short-term borrowings, weighted average interest rate (percent)	1.90%	3.20%
Long-term credit facility borrowings | Credit facility
Credit facilities utilized:
Long-term debt (including current portion)	$ (909)	$ (640)
Regulated Utilities
Line of Credit Facility [Line Items]
Total credit facilities	3,982
Credit facilities utilized:
Letters of credit outstanding	(83)
Credit facilities unutilized	2,965
Regulated Utilities | Credit facility
Credit facilities utilized:
Long-term debt (including current portion)	(909)
Regulated Utilities | Credit facility
Credit facilities utilized:
Short-term borrowings	(25)
Corporate and Other
Line of Credit Facility [Line Items]
Total credit facilities	1,881
Credit facilities utilized:
Letters of credit outstanding	(53)
Credit facilities unutilized	1,828
Corporate and Other | Credit facility
Credit facilities utilized:
Long-term debt (including current portion)	0
Corporate and Other | Credit facility
Credit facilities utilized:
Short-term borrowings	$ 0